Income Taxes (Details) - USD ($)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Net operating loss carry forwards		$ 15,700,000
Percentage of taxable income	80.00%
Valuation allowance		50,000.00	$ 1,400,000
Deferred tax asset, valuation		$ 11,282,765	$ 11,327,652
Tax Jurisdiction of Domicile [Extensible Enumeration]		U.S. federal statutory rate	U.S. federal statutory rate
Deferred Income Tax Charge [Member]
Income Taxes [Line Items]
Deferred tax asset, valuation		$ 11,280,000
Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Net operating loss carry forwards		30,000,000
Prior To 2018 [Member] | Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Net operating loss carry forwards		28,700,000
After January 1, 2018 [Member] | Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Net operating loss carry forwards	$ 1,300,000
Deferred Tax Assets Valuation Allowance [Member] | Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Net operating loss carry forwards		$ 300,000